INTEREST INCOME (Tables)	6 Months Ended
Jun. 30, 2012
Calculation of interest income on notes receivable

The following table shows how we calculated Interest income — notes receivable — Rights to MSRs for the periods ended June 30:

	Three Months		Six Months
	2012	2011	2012	2011
Servicing fees collected	$23,040	$—	$29,501	$—
Subservicing fee payable to Ocwen	9,728	—	12,460	—

Net servicing fees retained by HLSS	13,312	—	17,041	—
Reduction in notes receivable — Rights to MSRs	2,732	—	3,516	—

	$10,580	$—	$13,525	$—